Financial risk management - Summary of Financial Instruments Exposed to Credit Risk by Geographic Area (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 86,262,600	S/ 84,649,834
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	87,582,895	86,904,807
Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,499,632	2,438,026
Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	17,629,787	17,902,352
Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	623,718	1,373,548
Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	65,829,758	65,190,881
Impairment allowance for loans
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	(2,064,917)	(2,984,851)
Accrued interest [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	744,622	729,878
Peru | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	76,109,789	77,483,644
Peru | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	379,059	407,853
Peru | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	13,988,582	14,218,981
Peru | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	259,810	727,749
Peru | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	61,482,338	62,129,061
United States of America | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,798,416	2,763,422
United States of America | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,966,994	1,096,229
United States of America | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	243,396	312,506
United States of America | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	110,608	285,038
United States of America | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,477,418	1,069,649
United Mexican States | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,592,061	1,520,089
United Mexican States | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	95,933	11,342
United Mexican States | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,485,744	1,502,744
United Mexican States | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,384	6,003
Cayman Islands | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	441,914	315,987
Cayman Islands | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	315,925	239,035
Cayman Islands | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		4,532
Cayman Islands | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	125,989	72,420
Canada | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	941,982	263,253
Canada | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,774	5,682
Canada | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	934,208	257,571
Luxembourg | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	311,322	335,777
Luxembourg | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	272,931	264,085
Luxembourg | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,270	15,247
Luxembourg | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	23,121	56,445
Colombia | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	406,662	571,608
Colombia | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,459	143
Colombia | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	318,054	519,087
Colombia | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	85,149	52,378
Chile | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	766,762	505,923
Chile | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	30,736	2,303
Chile | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	673,805	437,630
Chile | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	62,221	65,990
Panama | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	800,971	536,590
Panama | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	0	1,086
Panama | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	281,889	93,189
Panama | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		119
Panama | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	519,082	442,196
Brazil | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	339,717	617,465
Brazil | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	23,617	5,224
Brazil | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	173,824	446,068
Brazil | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	142,276	166,173
United Kingdom | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	904,184	858,539
United Kingdom | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	231,045	198,136
United Kingdom | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	383,668	271,361
United Kingdom | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	251,188	358,848
United Kingdom | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	38,283	30,194
Germany | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	291,590	132,428
Germany | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	28,367	22,906
Germany | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	263,223	109,522
Ireland | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	474
Ireland | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	474
Ecuador | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	57,477	96,869
Ecuador | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		3,277
Ecuador | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	57,477	93,592
Belgium | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	166	55,492
Belgium | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	164	149
Belgium | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2	55,343
Others | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	819,408	847,721
Others | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	143,792	180,725
Others | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	65,555	81,007
Others | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,948	1,645
Others | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 608,113	S/ 584,344